Significant Accounting Policies (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)
Significant Accounting Policies [Line Items]
Lease term	12 months				12 months
Research and development expenses	$ 0		$ 83	$ 738
Received total amount	7,290
Royalty bearing grants amount	4,888
Non-royalty bearing grants amount	1,675
Non-royalty bearing grants amount	727
Fair value	$ 0		0
Tax benefit, percentage	50.00%				50.00%
Uncertain tax liability	$ 208		170
Agreement term	10 years	10 years
Non-refundable amount	$ 2,548	€ 2.5
Additional development-related milestones payments (in Euro) | €		23.0
Additional amount of commercial sale milestones (in Euro) | €		€ 87.0
Transaction price	$ 2,548				€ 2.5
Monthly deposits percentage rate	8.33%				8.33%
Severance pay expense	$ 404		401	537
ASC 815 [Member]
Significant Accounting Policies [Line Items]
Financial expense (income)	$ (19)		$ 75	$ 273